Average Annual Total Returns - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund	Oct. 30, 2024
Fidelity Series Government Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.30%
Past 5 years	0.55%
Since Inception	0.84%	[1]
Fidelity Series Government Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.12%
Past 5 years	(0.35%)
Since Inception	(0.08%)	[1]
Fidelity Series Government Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.52%
Past 5 years	0.07%
Since Inception	0.28%	[1]
LB003
Average Annual Return:
Past 1 year	4.09%
Past 5 years	0.56%
Since Inception	0.86%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.24%

[1]	A From August 17, 2018 .